Transactions with Related Parties - Consolidated Statements of Income (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction
Revenues (c)	$ 72,870	$ 54,974	$ 69,938
Voyage expenses	338	314	554
Vessel operating expenses	13,315	17,039	23,634
General and administrative expenses (d)	6,316	9,477	9,159
Capital Maritime And Trading Corp
Related Party Transaction
Revenues (c)	72,870	54,974	69,938
Voyage expenses	338	314	554
Vessel operating expenses	13,315	17,039	23,634
General and administrative expenses (d)	$ 2,996	$ 3,052	$ 3,092